COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments
As of December 31, 2023, the Company had capital commitments for the construction and acquisition of property and equipment totaling
$14,734.

(b)	Guarantee
Except as disclosed in Note 10, the Company has made the following significant guarantee as of December 31, 2023:
Trade Credit Facility
In October 2013, one of the Studio City International’s subsidiaries entered into a trade credit facility agreement for HK$200,000 (equivalent to $25,602) (“Trade Credit Facility”) with a bank to meet certain payment obligations of the Studio City project. The Trade Credit Facility which matured on August 31, 2023 was further extended to August 31, 2025, and is guaranteed by Studio City Company. As of December 31, 2023, approximately $640 of the Trade Credit Facility had been utilized.

(c )	Litigation
As of December 31, 2023, the Company was a party to certain legal proceedings which relate to matters arising out of the ordinary course of its business. Management believes that the outcomes of such proceedings have been adequately provided for or have no material impacts on the Company’s consolidated financial statements as a whole.